Offerings - Offering: 1	Oct. 10, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 659,510,175
Fee Rate	0.01476%
Amount of Registration Fee	$ 97,344
Offering Note	As of August 16, 2024, there were (A) 17,231,998 shares of common stock issued
and
outstanding and (B) 354,940 shares of common stock underlying outstanding restricted stock units.
Solely for purposes of calculating the filing fee, the underlying value of the transaction was calculated as the sum of (A) 17,231,998 shares of common stock multiplied by the per share merger consideration of $37.50 and (B)
354,940
shares of common stock underlying outstanding restricted stock units multiplied by the per share merger consideration of $37.50.
In accordance with Section 14(g) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule
0-11
of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated as described in note (2) above by 0.00014760.